Document and Entity Information	Feb. 05, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 05, 2021
Entity Registrant Name	MAINSTAY FUNDS
Entity Central Index Key	0000787441
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 05, 2021
Document Effective Date	Feb. 05, 2021
Prospectus Date	Feb. 28, 2020
MainStay MAP Equity Fund | Class R6
Prospectus:
Trading Symbol	MMPDX
MainStay MAP Equity Fund | INVESTOR CLASS
Prospectus:
Trading Symbol	MSMIX
MainStay MAP Equity Fund | Class R3
Prospectus:
Trading Symbol	MMAPX
MainStay MAP Equity Fund | Class R2
Prospectus:
Trading Symbol	MPRRX
MainStay MAP Equity Fund | Class R1
Prospectus:
Trading Symbol	MAPRX
MainStay MAP Equity Fund | Class I
Prospectus:
Trading Symbol	MUBFX
MainStay MAP Equity Fund | Class C
Prospectus:
Trading Symbol	MMPCX
MainStay MAP Equity Fund | Class B
Prospectus:
Trading Symbol	MAPBX
MainStay MAP Equity Fund | Class A
Prospectus:
Trading Symbol	MAPAX